Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB - Schedule of New Interpretation that are Mandatorily Effective for the Current Year (Details)	12 Months Ended
Dec. 31, 2024
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’ [Member]
Schedule of New Interpretation that are Mandatorily Effective for the Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’
Effective date issued by IASB	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or noncurrent’ [Member]
Schedule of New Interpretation that are Mandatorily Effective for the Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 1, ‘Classification of liabilities as current or noncurrent’
Effective date issued by IASB	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’ [Member]
Schedule of New Interpretation that are Mandatorily Effective for the Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 1, ‘Non-current liabilities with covenants’
Effective date issued by IASB	January 1, 2024
Amendments to IAS 7 and IFRS 7, ’Supplier finance arrangements’ [Member]
Schedule of New Interpretation that are Mandatorily Effective for the Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 7 and IFRS 7, ‘Supplier finance arrangements’
Effective date issued by IASB	January 1, 2024